Acquisition of Archimidis Container Carrier Corp. (M/V Archimidis) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Archimidis Container Carrier Corp.	Dec. 22, 2012 Archimidis Container Carrier Corp.	Dec. 22, 2012 Alexander The Great	Dec. 31, 2012 Alexander The Great
Business Acquisition
Fair value of assets exchanged						$ 68,875
Cash consideration received for acquisition of vessel					1,625
Acquisition related costs					5
Duration of above market acquired time charter				2 years 11 months 18 days
WACC used for calculation of above market acquired time charter				11.00%
Charter Revenues	116,520	84,012	98,517	321
Net income				178
Vessel impairment charge	$ 0	$ 43,178	$ 0				$ 21,564